Insurance Contract Receivables and Payables - Summary of insurance contract receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Insurance Contract Receivables and Payables
Insurance Contracts Receivables, Current	$ 685.3	$ 468.5
Insurance Contracts Receivables, Non-current	240.8	180.4
Insurance Contracts Receivables	926.1	648.9	$ 650.1
Insurance premiums receivable from agents, brokers and other intermediaries
Insurance Contract Receivables and Payables
Insurance Contracts Receivables	615.9	411.5
Insurance contract receivables from third party administrators and other
Insurance Contract Receivables and Payables
Insurance Contracts Receivables	$ 310.2	$ 237.4